Shareholder Report, Holdings (Details)	Jun. 30, 2024
Midas Fund
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Midas Fund | Agnico Eagle Mines Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Midas Fund | Northern Star Resources Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Midas Fund | Lundin Gold Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Midas Fund | Endeavor Mining plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Midas Fund | SPDR Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Fund | Dundee Precious Metals Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Fund | Evolution Mining Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Fund | B2Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Fund | Royal Gold Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Midas Fund | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Midas Fund | Intermediate Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Midas Fund | Major Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Midas Fund | Other Natural Resources Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Midas Fund | Junior Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
Midas Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Midas Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Midas Magic
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Midas Magic | Alphabet Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Midas Magic | Mastercard Incorporated Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Midas Magic | Berkshire Hathaway Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Midas Magic | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Midas Magic | WilliamsSonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Magic | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Magic | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Midas Magic | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midas Magic | NVR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midas Magic | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midas Magic | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Midas Magic | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midas Magic | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Midas Magic | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Midas Magic | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Midas Magic | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Midas Magic | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	103.00%
Midas Magic | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.00%